EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income	$ 15,651	$ 7,942	$ 13,643
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651
Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481
Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132
Basic net income per share	$ 0.56	$ 0.3	$ 0.54
Diluted net income per share	$ 0.54	$ 0.28	$ 0.52
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase Ordinary Shares and RSUs			538,623